Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Notes payable (in Dollars)	$ 275,605	$ 144,355
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	10,000,000
Common stock, shares issued	6,729,030	3,177,050	2,032,721
Common stock, shares outstanding	6,729,030	3,177,050	2,032,721